UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2011

Investment Adviser

Smead Capital Management, Inc.
1420 Fifth Avenue
Suite 2625
Seattle, Washington 98101

Phone: 877-807-4122

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	10

STATEMENT OF ASSETS AND LIABILITIES	12

STATEMENT OF OPERATIONS	13

STATEMENTS OF CHANGES IN NET ASSETS	14

FINANCIAL HIGHLIGHTS	15

NOTES TO FINANCIAL STATEMENTS	17

NOTICE OF PRIVACY POLICY & PRACTICES	24

ADDITIONAL INFORMATION	25

Dear Shareholders:

At the end of November, 2010 we explained that there were two big risks in the US stock market. We were concerned about how an improving economy might ultimately hurt bond investments and felt that this would be the year that China’s economy would slow dramatically. Therefore, we have rescreened our portfolio to eliminate our exposure to China’s slowdown. We have removed any energy and industrial holdings to help mitigate these risks.

We want to make all the money for you in common stocks that we can while trying to shield you as much as possible from what we perceive are the biggest risks going forward. We have been faithful to that call and fully expect that approach should help us to outperform in the long term. Most folks don’t realize that all the gains in the stock market since the 2009 lows have come while both institutional and individual investors have been net sellers of Large-Cap US stocks.

Performance for the Investor Class shares of the Smead Value Fund (the “Fund”) for the six month period ended May 31, 2011 was +11.15%. We underperformed our benchmark, the Russell 1000 Value Index, which returned +16.67%. Our best performing stocks in the last six months have been Accenture, Pfizer and Walgreens. Our pharmaceutical stocks have shown relative strength in the last 90 days, but our financial stocks have weakened as some additional worries about getting past the last big slug of foreclosures in the US housing market has attracted great fanfare and attention. We feel the pessimism is overdone. Both financial and consumer discretionary stocks offer significant upside potential.

The Positive Case Which Nobody Makes

We have a much brighter vision of the next 5 to 10 years than do most other money managers. The US has done a great job of adjusting to the deep recession of 2008-09 by recapitalizing its banking system, and US households have quickly crawled back inside their incomes and worked toward cleaning up their balance sheets. Our savings rate has risen to 6% in the US. The massive cleansing of our economy could soon put us in a position similar to 1982 and 1992 where dour news precluded people from seeing upcoming extended periods of prosperity.

Besides this cleansing, many other factors bode well for the next 5 to 10 years. The US dominates the business side of the internet/virtual world. In our view, the fastest growth area of business in the world the next ten years should be in the interaction between the virtual and real economy. Most of the major players like Ebay/PayPal are US companies. Housing construction is so low as a percentage of our population and Gross Domestic Product (GDP) that it falls off of 60-year charts. Housing has never been more affordable and baby boomer kids are in a great position for starting households. The US feeds and defends the world, and it appears that our success in doing that could lay the groundwork for lower defense spending over time.

Lastly, commodities appear way over-priced from a historical standpoint, so if and when they return to lower levels it should be like throwing gasoline on dry kindling. Imagine how much pent-up demand for houses, cars, travel and other big ticket items is building up in the world’s richest country while we get our houses in order.

We feel very confident that our portfolio of carefully chosen companies should be well positioned for the future we visualize.

Warmest Regards,

SMEAD CAPITAL MANAGEMENT

Past performance is not a guarantee of future results.

The information provided herein represents the opinion of Smead Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Smead Value Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary and statutory prospectuses contain this and other important information about the investment company, and may be obtained by calling 1-877-807-4122, or visiting www.smeadfunds.com. Read it carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

The Smead Value Fund is distributed by Quasar Distributors, LLC.

SMEAD VALUE FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees, distribution fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/10 - 5/31/11).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMEAD VALUE FUND
Expense Example (Continued)
(Unaudited)

	Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2010 -
	December 1, 2010	May 31, 2011	May 31, 2011*
Actual	$1,000.00	$1,111.50	$7.37
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.95	$7.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2010 -
	December 1, 2010	May 31, 2011	May 31, 2011*
Actual	$1,000.00	$1,113.30	$6.06
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.20	$5.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SMEAD VALUE FUND
Investment Highlights
(Unaudited)

The Fund will seek long-term capital appreciation through concentrated positions.  Therefore, the Fund will maintain approximately 25-30 companies in its portfolio.  The Fund will invest in U.S. large capitalization companies through ownership of common stock.

Sector Breakdown
% of Investments

Continued

SMEAD VALUE FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2011

			Since Inception
	One Year	Three Years	(1/2/2008)
Investor Class Shares	21.51%	1.16%	(3.12)%
S&P 500 Index (Total Return)	25.95%	0.91%	0.08%
Russell 1000 Value Index	24.23%	(0.41)%	(1.28)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

Continued

SMEAD VALUE FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2011

		Since Inception
	One Year	(12/18/2009)
Institutional Class Shares	21.82%	13.83%
S&P 500 Index (Total Return)	25.95%	17.01%
Russell 1000 Value Index	24.23%	17.29%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

One cannot invest directly in an index.

Growth of $1,000,000 Investment

*	Inception Date

SMEAD VALUE FUND

Schedule of Investments

May 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS 98.40%
Banks 4.03%
Wells Fargo & Co.	74,166	$ 2,104,090

Consumer Services 8.93%
McDonald's Corp.	15,507	1,264,441
Starbucks Corp.	92,286	3,395,202
		4,659,643

Diversified Financials 9.29%
Bank of New York Mellon Corp.	42,883	1,205,441
Franklin Resources, Inc.	19,384	2,511,779
Goldman Sachs Group, Inc.	8,026	1,129,499
		4,846,719

Food & Staples Retailing 7.82%
Walgreen Co.	55,956	2,441,360
Wal-Mart Stores, Inc.	29,720	1,641,139
		4,082,499

Health Care Equipment & Services 2.11%
Medtronic, Inc.	27,030	1,100,121

Insurance 7.59%
Aflac, Inc.	41,904	2,002,592
Berkshire Hathaway, Inc. (a)	24,731	1,955,480
		3,958,072

Media 10.04%
Comcast Corp.	77,835	1,833,014
Gannett Co., Inc.	69,868	996,318
Walt Disney Co.	57,813	2,406,755
		5,236,087

Pharmaceuticals, Biotechnology & Life Sciences 22.63%
Abbott Laboratories	34,726	1,814,433
Amgen, Inc. (a)	32,672	1,977,963
Bristol-Myers Squibb Co.	48,131	1,384,248
Johnson & Johnson	21,538	1,449,292
Merck & Co., Inc.	51,526	1,893,580
Mylan, Inc. (a)	70,017	1,648,550
Pfizer, Inc.	76,366	1,638,051
		11,806,117

Retailing 11.97%
Cabela's, Inc. (a)	89,158	2,189,720
Home Depot, Inc.	52,689	1,911,557
Nordstrom, Inc.	45,771	2,143,456
		6,244,733

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value

Software & Services 12.86%
Accenture PLC	40,575	$2,328,599
eBay, Inc. (a)	101,880	3,175,600
Microsoft Corp.	48,193	1,205,307
		6,709,506

Technology Hardware & Equipment 1.13%
Hewlett Packard Co.	15,717	587,501
TOTAL COMMON STOCKS (Cost $39,266,842)		51,335,088

	Principal
	Amount

SHORT-TERM INVESTMENTS 2.38%
Money Market Funds 2.38%
Dreyfus Cash Management, 2.000% (b)	$1,239,311	1,239,311
TOTAL SHORT-TERM INVESTMENTS (Cost $1,239,311)		1,239,311
TOTAL INVESTMENTS (Cost $40,506,153) 100.78%		52,574,399
Liabilities in Excess of Other Assets (0.78)%		(407,941)
TOTAL NET ASSETS 100.00%		$52,166,458

(a)	Non-income producing security.
(b)	Variable Rate

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities

May 31, 2011 (Unaudited)

Assets
Investments, at value (cost $40,506,153)	$52,574,399
Dividends and interest receivable	95,323
Receivable for Fund shares sold	70,930
Other assets	18,495
Total Assets	52,759,147

Liabilities
Payable for investments purchased	493,667
Payable to affiliates	43,646
Payable for Fund shares redeemed	3,662
Payable for distribution fees	3,539
Payable to Adviser	25,186
Accrued expenses and other liabilities	22,989
Total Liabilities	592,689
Net Assets	$52,166,458

Net Assets Consist Of:
Paid-in capital	$40,956,376
Undistributed net investment income	109,915
Accumulated net realized loss from investments	(968,079)
Net unrealized appreciation on investments	12,068,246
Net Assets	$52,166,458

Investor Class Shares
Net assets	16,375,930
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	743,950
Net asset value, offering price and redemption price per share	$22.01

Institutional Class Shares
Net assets	35,790,528
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,627,062
Net asset value, offering price and redemption price per share	$22.00

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Operations

For the Six Months Ended May 31, 2011 (Unaudited)

Investment Income
Dividend income	$433,057
Interest income	329
Total Investment Income	433,386

Expenses
Advisory fees	190,314
Transfer agent fees and expenses	43,046
Administration fees	35,627
Fund accounting fees	21,284
Distribution fees - Investor Class	19,924
Federal and state registration fees	13,094
Audit and tax fees	8,008
Legal fees	6,324
Chief Compliance Officer fees and expenses	5,000
Custody fees	4,312
Reports to shareholders	4,004
Trustees' fees and related expenses	2,022
Other expenses	2,806
Total Expenses	355,765
Less waivers and reimbursement by Adviser (Note 4)	(44,027)
Net Expenses	311,738

Net Investment Income	121,648

Realized and Unrealized Gain on Investments
Net realized gain from investments	503,175
Change in net unrealized appreciation on investments	4,656,252
Net Realized and Unrealized Gain on Investments	5,159,427
Net Increase in Net Assets from Operations	$5,281,075

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010

From Operations
Net investment income	$121,648	$218,580
Net realized gain from investments	503,175	556,022
Change in net unrealized appreciation
on investments	4,656,252	3,241,892
Net increase in net assets from operations	5,281,075	4,016,494

From Distributions
Net investment income – Investor Class	(151,044)	(143,215)
Net investment income – Institutional Class	(14,638)	(8,753)
Net decrease in net assets
resulting from distributions paid	(165,682)	(151,968)

From Capital Share Transactions
Proceeds from shares sold – Investor Class	2,282,262	3,629,052
Proceeds from shares sold – Institutional Class	939,516	32,104,155
Net asset value of shares issued to
shareholders in payment of distributions
declared – Investor Class	14,262	141,758
Net asset value of shares issued to
shareholders in payment of distributions
declared – Institutional Class	151,044	8,753
Payments for shares redeemed – Investor Class	(1,381,047)	(17,973,726)
Payments for shares redeemed – Institutional Class	(1,209,671)	(2,648,249)
Net increase in net assets
from capital share transactions	796,366	15,261,743
Total Increase in Net Assets	5,911,759	19,126,269

Net Assets
Beginning of year	46,254,699	27,128,430
End of year	$52,166,458	$46,254,699

Undistributed Net Investment Income	$109,915	$154,041

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND – INVESTOR SHARE CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended	Year Ended		Period Ended
	May 31, 2011	November 30,		November 30,
	(Unaudited)	2010	2009	2008(1)

Net Asset Value,
Beginning of Period	$19.82	$18.13	$14.07	$25.00

Income (loss) from
investment operations:
Net investment income	0.02	0.14	0.10	0.14
Net realized and unrealized
gain (loss) on investments	2.18	1.65	4.14	(11.07)
Total from Investment Operations	2.20	1.79	4.24	(10.93)

Less distributions paid:
From net investment income	(0.01)	(0.10)	(0.18)	—
Total distributions paid	(0.01)	(0.10)	(0.18)	—

Net Asset Value,
End of Period	$22.01	$19.82	$18.13	$14.07
Total Return(2)(3)	11.15%	9.88%	30.55%	(43.72)%

Supplemental Data and Ratios:
Net assets at
end of period (000’s)	$16,376	$13,855	$27,128	$5,170
Ratio of expenses to
average net assets:
Before waiver and expense
reimbursement(4)	1.62%	1.66%	1.91%	3.51%
After waiver and expense
reimbursement(4)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment
income (loss) to average
net assets:
Before waiver and expense
reimbursement(4)	0.09%	0.29%	0.27%	(1.00)%
After waiver and expense
reimbursement(4)	0.31%	0.55%	0.78%	1.11%
Portfolio turnover rate(3)	5.85%	13.73%	14.28%	57.59%

(1)	The Investor share class commenced operations on January 2, 2008.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND – INSTITUTIONAL SHARE CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended		Period Ended
	May 31, 2011		November 30,
	(Unaudited)		2010(1)

Net Asset Value, Beginning of Period	$19.85		$18.42

Income from investment operations:
Net investment income	0.06		0.16
Net realized and unrealized gain on investments	2.19		1.38
Total from Investment Operations	2.25		1.54

Less distributions paid:
From net investment income	(0.10)		(0.11)
Total distributions paid	(0.10)		(0.11)
Net Asset Value, End of Period	$22.00		$19.85
Total Return(2)(3)	11.33%		8.38%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$35,791		$32,400
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)		1.30%	1.42%
After waiver and expense reimbursement(4)		1.15%	1.15%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(4)		0.41%	0.40%
After waiver and expense reimbursement(4)		0.56%	0.67%
Portfolio turnover rate(3)	5.85%		13.73%

(1)	The Institutional share class commenced operations on December 18, 2009.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Notes to Financial Statements
May 31, 2011 (Unaudited)

(1)Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Smead Value Fund (the “Fund”) represents a distinct, non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Effective September 29, 2009, the Fund renamed the existing class as Investor class shares. The Investor share class is subject to a 0.25% distribution fee.  Effective December 7, 2009, the Fund issued a new class of shares, Institutional class shares, which commenced operations on December 18, 2009.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution expenses. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc. (the “Adviser”).

(2)Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”).  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$51,335,088	$ —	$ —	$51,335,088
Total Equity	51,335,088	—	—	51,335,088
Short-Term Investments	1,239,311	—	—	1,239,311
Total Investment
in Securities	$52,574,399	$ —	$ —	$52,574,399

(1)	See the Schedule of Investments for industry classifications.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  During the period, there were no significant transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the reporting period.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for the tax periods since the commencement of operations.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions based on the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended November 30, 2010 and November 30, 2009 were as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$151,968	$68,330
Long-Term Capital Gain	$—	$—

As of November 30, 2010, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$39,118,993
Gross tax unrealized appreciation	8,005,055
Gross tax unrealized depreciation	(894,997)
Net tax unrealized appreciation	$7,110,058
Undistributed ordinary income	154,041
Undistributed long-term capital gain	—
Total distributable earnings	$154,041
Other accumulated losses	(1,169,410)
Total accumulated gains	$6,094,689

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	$(1,139)
Accumulated Net Realized Gain/(Loss)	$1,140
Paid-In Capital	$(1)

The Fund utilized $643,005 of capital loss carryforwards during the fiscal year ended November 30, 2010.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited

At November 30, 2010, the Fund had capital loss carryforwards of $105,652 and $1,063,758 which will expire November 30, 2016 and November 30, 2017, respectively.

On December 28, 2010, the Fund paid a distribution from ordinary income of $151,968 to shareholders of record on December 27, 2010.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through August 31, 2012, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.40% and 1.15% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for the Investor Class and Institutional Class shares, respectively. For the six months ended May 31, 2011, expenses of $44,027 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

	Investor Class	Institutional Class
November 30, 2011	$99,031	$—
November 30, 2012	$74,054	$—
November 30, 2013	$60,481	$36,736
May 31, 2014	$17,753	$26,274

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended May 31, 2011, the Fund accrued expenses of $19,924 pursuant to the 12b-1 Plan.  As of May 31, 2011, the Distributor was owed fees of $3,539.

The 12b-1 Plan also authorizes payment of a shareholder servicing fee to the Distributor of 0.10% of the average daily net assets of the Institutional Class sheares. As of the date of this report, the fee has not been implemented.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  This same Trustee is an interested person of the Distributor.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended May 31, 2011, the Fund was allocated $5,000 of the Trust’s Chief Compliance Officer fee.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Investor Class

	Six Months Ended	Year Ended
	May 31, 2011	November 30, 2010
Shares sold	108,237	193,080
Shares issued to holders in
reinvestment of distribution	685	7,601
Shares redeemed	(64,128)	(997,881)
Net increase (decrease)	44,794	(797,200)

Institutional Class

	Six Months Ended	Period Ended
	May 31, 2011	November 30, 2010(1)

Shares sold	43,345	1,777,432
Shares issued to holders in
reinvestment of distribution	7,262	470
Shares redeemed	(55,985)	(145,462)
Net increase (decrease)	(5,378)	1,632,440

(1)	The Institutional Class shares commenced operations on December 18, 2009.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended May 31, 2011, were $3,813,414 and $2,919,806, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2011, Charles Schwab & Co., Inc., for the benefit of its customers, held 62.1% and 99.6% of the outstanding shares of the Investor and Institutional Classes, respectively.

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

(10)	New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the November 30, 2011 taxable year. The effective date for changes in the treatment of capital losses is the November 30, 2012 taxable year.

(11)	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

SMEAD VALUE FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

SMEAD VALUE FUND
Additional Information
(Unaudited)

Tax Information

The Fund designates 100% of its ordinary income distribution for the year ended November 30, 2010, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2010, 100% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-807-4122.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	28	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 56		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	28	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

SMEAD VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	28	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 67		2009	Chief Compliance		Endowment
			Officer (“CCO”),		Fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee, Gottex
			President, Secretary,		Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		Fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			(1997–2007);		companies).
President, CAO
and CCO, Granum
Securities, LLC
(a broker-dealer)
(1997–2007).
Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	28	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 49	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	Sept. 10,	Services Group
		2008	(2000–2004).
(Treasurer)

SMEAD VALUE FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Vice	Indefinite	Senior	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Vice-President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 63	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.	N/A	N/A
Age: 31		2005	Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 37		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

SMEAD VALUE FUND

Investment Adviser	Smead Capital Management, Inc.
1420 Fifth Avenue
Suite 2625
Seattle, Washington 98101

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on February 5, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
Joseph Neuberger, President

Date  August 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joseph Neuberger
Joseph Neuberger, President

Date  August 4, 2011

By (Signature and Title) /s/ John Buckel
John Buckel, Treasurer

Date  August 4, 2011